Northern Lights Fund Trust

Astor Active Income ETF Fund

Astor Long/Short ETF Fund

Astor S.T.A.R. ETF Fund

Incorporated herein by reference is the definitive version of the supplement for Astor Active Income ETF Fund, Astor Long/Short ETF Fund and Astor S.T.A.R. ETF Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on December 16, 2013, (SEC Accession No. 0000910472-13-005295).